DESCRIPTION OF THE PLAN (Details) - EBP, NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	4.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1
Note receivable from participant, account, maximum borrowing, amount	$ 50
Note receivable from participant, account, time period for loans used to reduce maximum borrowing amount	12 months
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Participant loan, basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%	9.50%